Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 01, 2018
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Jun. 01, 2018
Document Effective Date	Jun. 01, 2018
Prospectus Date	May 01, 2018
Victory RS Global Fund | Class A
Prospectus:
Trading Symbol	RSGGX
Victory RS Global Fund | Class C
Prospectus:
Trading Symbol	RGGCX
Victory RS Global Fund | Class R
Prospectus:
Trading Symbol	RGGKX
Victory RS Global Fund | Class Y
Prospectus:
Trading Symbol	RGGYX